Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of geographical breakdown of loss before income taxes
	Year Ended December 31,
	2022	2021
Domestic	$(115,624)	$(79,962)
Foreign	3,140	878
	$(112,484)	$(79,084)

Schedule of provision for income taxes
	Year Ended December 31,
	2022	2021
Current provision:
Federal	$—	$—
State	7	5
Foreign	755	339
Total current provision	$762	$344
Deferred provision:
Federal	$—	$—
State	—	—
Foreign	2,127	112
Total deferred provision	$2,127	$112
Total provision for income taxes	$2,889	$456
Effective income tax expense rate	(2.6)%	(0.6)%

Schedule of provision for income taxes
	Year Ended December 31,
	2022	2021
Federal statutory income tax rate	21.00%	21.00%
Tax provision at statutory rate	$(23,622)	$(16,608)
State income tax rate	7	5
Foreign withholding and income tax	2,298	388
Foreign rate differential	(115)	—
Research and development credits	(1,731)	(1,605)
Change in valuation allowance	24,272	15,804
Stock based compensation	1,540	728
Permanent book tax differences	470	996
Other	(230)	748
	$2,889	$456

Schedule of net deferred tax assets
	Year Ended December 31,
	2022	2021
Deferred tax assets:
Net operating loss carryforwards	$79,060	$70,808
Research and development credits	13,809	10,650
Property and equipment and intangible assets	178	91
Deferred revenue	1,612	3,662
Contract liability	—	1,154
Share-based compensation	3,062	1,235
Operating lease liabilities	2,106	2,861
Section 174 research and development capitalization	13,319	—
Accruals and reserves	888	863
Other	23	—
Total deferred tax assets	114,057	91,324
Valuation allowance	(112,204)	(86,695)
Total deferred tax assets, net	1,853	4,629
Deferred tax liabilities:
Right-of-use assets	(1,811)	(2,460)
Total deferred tax liabilities	(1,811)	(2,460)
Net deferred tax assets	$42	$2,169
Recorded as:
Non-current deferred tax assets	$55	$2,169
Non-current deferred tax liabilities (included as a component of Other liabilities)	(13)	—
Net deferred tax assets	$42	$2,169

Schedule of changes in gross unrecognized tax benefits

Balance as of December 31, 2020	$4,301
Increase for tax positions of prior years	36
Increase for tax positions of current year	731
Balance as of December 31, 2021	5,068
Increase for tax positions of current year	1,062
Balance as of December 31, 2022	$6,130